March 16, 2009

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	United of Omaha Separate Account C 1940 Act Registration Number: 811-08190 1933 Act Registration Numbers: 333-51051, 033-89848, 333-54112, 333-97073 and 033-72546 CIK: 0000915809 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), United of Omaha Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger American Fund	0000832566	February 25, 2009
DWS Investments VIT Funds	0001006373	February 25, 2009
DWS Variable Series I Fund	0000764797	February 25, 2009
DWS Variable Series II Fund	0000810573	February 27, 2009
Federated Insurance Series	0000912577	February 23, 2009
MFS® Variable Insurance Trust	0000918571	March 9, 2009
Pioneer Variable Contracts Trust	0000930709	February 27, 2009
T. Rowe Price Equity Series, Inc.	0000918294	February 20, 2009
T. Rowe Price Fixed Income Series, Inc.	0000920467	February 20, 2009
T. Rowe Price International Series, Inc.	0000918292	February 20, 2009
The Universal Institutional Funds, Inc.	0001011378	March 11, 2009
Variable Insurance Products Fund	0000356494	March 2, 2009
Variable Insurance Products Fund II	0000831016	March 11, 2009
Variable Insurance Products Fund III	0000927384	March 11, 2009
Variable Insurance Products Fund V	0000823535	March 11, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

MICHAEL E. HUSS

Michael E. Huss
Senior Vice President, Associate General
    Counsel and Corporate Secretary
United of Omaha Life Insurance Company